NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Investment activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
Purchase	$ (31,856)	$ (58,980)
Disposal	21,039	88,057
Interest received	62	550
Dual currency structured deposit
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
Purchase		(14,900)
Disposal		22,439
Interest received		19
Investments at amortized cost
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
Purchase	(31,849)
Wealth management product
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
Purchase	(7)	(44,080)
Disposal	21,039	65,618
Interest received	$ 62	$ 531